UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.
c/o Stone Harbor Investment Partners LP
31 West 52nd Street, 16th Floor
New York, NY 10019
 (Name and address of agent for service)

With copies To:

Michael G. Doherty, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: July 1, 2014-June 30, 2015

Item 1. Proxy Voting Record.

STONE HARBOR EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR INVESTMENT GRADE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	9/12/2014	1. Amendment od articles 14, 15, 18 and 34 of the Articles of Incorporation	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	11/27/2014	1. Cancellation of Treasury	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	11/27/2014	2. Authorization to the Board to repurchase shares and to cancel such repurchased shares by way of share capital reduction.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	11/27/2014	3. Renewal of authorization to the Board of Directors to issue new shares and limit or suppress preferential subscription rights.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	11/27/2014	4. Consequential amendment of Articles of Association	Issuer	No	Abstain	Against
Stone Harbor High Yield Bond Fund	Comtech Telecommunications	CMTL	US2058262096	1/9/2015
1. To elect Ira S. Kaplan and Stanton D. Sloane to serve as members of the Company’s Board of Directors for terms expiring at the Company’s first annual meeting following the end of its fiscal year ending July 31, 2017.
						Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Comtech Telecommunications	CMTL	US2058262096	1/9/2015	2. To conduct an advisory vote on the compensation of Named Executive Officers as disclosed in this Proxy Statement.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Comtech Telecommunications	CMTL	US2058262096	1/9/2015	3. To ratify the selection of KPMG LLP as our independent registered public accounting firm for the current fiscal year ending July 31, 2015.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015	A.1 To approve the convening of the AGM of the company on 17 April 2015, by deviation from the date set forth in Article 24 of the company's Articles of Incorporation.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015
A.3 To approve the statutory financial statements of the company for the fiscal ended December 31, 2014, as published on 11 March, 2015 and as are available on the company's website at www.subsea7.com.
						Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015	A.4 To approve the consolidated financial statements of the company for the fiscal year ended December 31, 2014, as 11 March, 2015 and as are available on the company's website at www.subsea7.com.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015	A.5 To approve the allocation of results of the company, without the payment of a dividend, for the fiscal year ended December 31, 2014, as recommended by the Board of Directors of the company.	Issuer	No	Abstain	Against
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015	A.6 To discharge the directors of the company in respect of the proper performance of their duties for the fiscal year ended December 31, 2014.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015
A.7 To elect Ernst & Young S.A, Luxembourg, as authorised statutory auditor ("Reviseur D'Entreprises agree") to audit the statutory and consolidated financial statements of the company, for a term to expire at the next annual general meeting of shareholders.
						Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015	A.8 To re-elect Mr Dod Fraser as an independent director of the company to hold office until the annual general meeting of shareholders to be held in 2017 or until his successor has been duly elected.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015
A.9 To re-elect Mr Allen Stevens as an independent director of the company to hold office until the annual general meeting of shareholders to be held in 2017 or until his successor has been duly elected.
						Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015
A.10 To re-elect Mr Robert Long as an independent director of the company to hold office until the annual general meeting of shareholders to be held in 2017 or until his successor has been duly elected.
						Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	Subsea 7 S.A.	SUBC NO	LU0075646355	4/17/2015
E.1 Renewal of authorisation for a period of three years to the Board of Directors to issue new shares to include authority for the Board of Directors to limit or suppress preferential subscription rights, for up to 10% of the issued share capital; consequential amendment of Article 5 of the Articles of  Association.
						Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	General Maritime Corporation	.GENMAR	Y2693R119	5/4/2015	1.Director Nominees Peter C. Georgiopoulos John P. Tavlarios Ethan Auerbach B. James Ford Adam Pierce Amy Rice Steven Smith David Trucano Robert Webster	Issuer	Yes	For All	With
Stone Harbor High Yield Bond Fund	General Maritime Corporation	.GENMAR	Y2693R119	5/4/2015	2. Approve the Company's Third Amended and Restated Articles of Incorporation and The Amended and Restated Bylaws.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1A. Election of directors: E. Spencer Abraham	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1B. Election of directors: Kirbyjon H. Caldwell	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1C. Election of directors: Lawrence S. Coben	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1D. Election of directors: Howard E. Cosgrove	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1E. Election of directors: David Crane	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1F. Election of directors: Terry G. Dallas	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1G. Election of directors: William E. Hantke	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1H. Election of directors: Paul W. Hobby	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1I. Election of directors: Edward R. Muller	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1J. Election of directors: Anne C. Schaumburg	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1K. Election of directors: Evan J. Silverstein	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1L. Election of directors: Thomas H. Weidemeyer	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	1M. Election of directors: Walter R. Young	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	2. To approve NRG's Second Amended and Restated Annual Incentive Plan for Designated Corporate Officers.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	Yes	For	With
Stone Harbor High Yield Bond Fund	NRG Energy Inc.	NRG	US6293775085	5/7/2015	4. To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2015.	Issuer	Yes	For	With

STONE HARBOR STRATEGIC INCOME FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Stone Harbor Strategic Income Fund	Stone Harbor Emerging Markets Debt Fund	SHMDX	861647105	4/2/2015	1) To elect two(2) Trustees of the Fund: 01) Thomas K. Flanagan 02) Glenn Marchak	Issuer	Yes	For	With
Stone Harbor Strategic Income Fund	Stone Harbor High Yield Bond Fund	SHHYX	861647204	4/2/2015	1) To elect two(2) Trustees of the Fund: 01) Thomas K. Flanagan 02) Glenn Marchak	Issuer	Yes	For	With
Stone Harbor Strategic Income Fund	Stone Harbor Investment Grade Fund	SHIGX	861647808	4/2/2015	1) To elect two(2) Trustees of the Fund: 01) Thomas K. Flanagan 02) Glenn Marchak	Issuer	Yes	For	With

STONE HARBOR EMERGING MARKETS DEBT ALLOCATION FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Stone Harbor Emerging Markets Debt Allocation Fund	Stone Harbor Local Markets Debt Fund	SHLMX	861647501	4/2/2015	1) To elect two(2) Trustees of the Fund: 01) Thomas K. Flanagan 02) Glenn Marchak	Issuer	Yes	For	With
Stone Harbor Emerging Markets Debt Allocation Fund	Stone Harbor Emerging Markets Debt Fund	SHMDX	861647105	4/2/2015	1) To elect two(2) Trustees of the Fund: 01) Thomas K. Flanagan 02) Glenn Marchak	Issuer	Yes	For	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 31, 2015